Warrants	12 Months Ended
Mar. 31, 2025
Warrants [Abstract]
WARRANTS

NOTE 12 – WARRANTS

As of March 31, 2025, LakeShore Group has 10,750,000 public warrants and 6,000,000 private warrants.

LakeShore Group accounts for its outstanding warrants in accordance with ASC 815-40-15-7D and 7F. Management determined the private warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, LakeShore Group classifies the private warrants as liabilities at their FV and adjusts the private warrants to FV at each reporting period. Management further determined that its public warrants qualify for equity treatment. Warrant liability is subject to re-measurement at each balance sheet date until exercised, and any change in FV is recognized in statements of operations. The private warrants are valued using a Binomial Option Pricing Model.

Upon the consummation of the business combination, each Summit Warrant outstanding immediately prior ceased to be a warrant with respect to Summit Public Shares and was assumed by LakeShore Biopharma and converted into a LakeShore Biopharma Warrant entitling the holder thereof to purchase such number of Ordinary Share on a one-on-one basis. Each LakeShore Biopharma Warrant will otherwise continue to have and be subject to substantially the same terms and conditions as were applicable to such Summit Warrant immediately prior to the consummation of the Business Combination (including any repurchase rights and cashless exercise provisions). Upon the consummation of the Business Combination with Summit, LakeShore Group has 10,000,000 public and 6,000,000 private warrants.

LakeShore Biopharma completed a 1-for-10 reverse stock split in October 2024, each warrant became exercisable for 0.1 share of common stock.

The private warrants are accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities on the balance sheets. The warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs. The Binomial Option Pricing Model with the following key assumptions is used for estimating the FV of private warrants.

As of March 31, 2025(US$)
Fair value of the underlying asset as of the Valuation Date(per 0.1 share)	$0.245
Strike price	$11.5
Life to expiration (Years.)	3.0
Volatility	153.8%
Number of steps	100
Redemption price (per 0.1 share)	$0.1

As of March 31, 2025, the value of the private warrants was RMB3.4 million. The change in FV from April 1, 2024 to March 31, 2025 was RMB1.1 million. The table below reflects the movement of warrant liabilities for the year ended March 31, 2025:

	April 1, 2024	Change in fair value	Foreign currency translation	March 31, 2025	March 31, 2025
	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	4,548,004	(1,149,792)	46,630	3,444,842	$479,903
Total	4,548,004	(1,149,792)	46,630	3,444,842	$479,903